General Information (Details)	Sep. 30, 2011 CNY (¥)	Mar. 24, 2011 CNY (¥)	Mar. 16, 2011 CNY (¥)	Jan. 27, 2011 $ / shares shares	Dec. 31, 2010 shares	Nov. 25, 2010 HKD ($) $ / shares shares	Jul. 08, 2008 USD ($) $ / shares shares	Mar. 28, 2006 USD ($) $ / shares shares	Nov. 17, 2005 CNY (¥)	Sep. 21, 2005 HKD ($) $ / shares shares
Anhui Kai Xin [Member] | RMB [Member]
General Information (Textual)
Paid up capital | ¥			¥ 1,000,000
Hongri Fujian [Member] | RMB [Member]
General Information (Textual)
Common unit issuance of authorized value | ¥									¥ 5,000,000
Paid up capital | ¥	¥ 39,551,860
Hongri Fujian [Member] | RMB [Member] | Bottom of range [member]
General Information (Textual)
Increased registered capital | ¥		¥ 70,000,000
Hongri Fujian [Member] | RMB [Member] | Top of range [member]
General Information (Textual)
Increased registered capital | ¥		¥ 75,000,000
Vast Billion [Member] | HK [Member]
General Information (Textual)
Common unit issuance of authorized value | $						$ 10,000
Number of shares authorised						10,000
Par value per share | $ / shares						$ 1
Roller Rome [Member]
General Information (Textual)
Common unit issuance of authorized value | $								$ 50,000
Number of shares authorised								50,000
Par value per share | $ / shares								$ 1
France Cock [Member] | HK [Member]
General Information (Textual)
Common unit issuance of authorized value | $										$ 10,000
Number of shares authorised										10,000
Par value per share | $ / shares										$ 1
Hongri [Member]
General Information (Textual)
Common unit issuance of authorized value | $							$ 50,000
Number of shares authorised							50,000
Par value per share | $ / shares				$ 77			$ 1
Number of shares issued					10,000
Issued on additional shares				10,000